Exhibit 99.1

World Omni Auto Receivables Trust 2014-A

Monthly Servicer Certificate

November 30, 2017

Dates Covered
Collections Period	11/01/17 - 11/30/17
Interest Accrual Period	11/15/17 - 12/14/17
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/17	115,266,454.25	13,063
Yield Supplement Overcollateralization Amount 10/31/17	1,001,140.38	0
Receivables Balance 10/31/17	116,267,594.63	13,063
Principal Payments	7,097,145.13	371
Defaulted Receivables	205,483.61	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/17	898,745.09	0
Pool Balance at 11/30/17	108,066,220.80	12,677

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	12.26%

Prepayment ABS Speed	1.14%

Overcollateralization Target Amount	8,686,977.62
Actual Overcollateralization	8,686,977.62

Weighted Average APR	3.75%
Weighted Average APR, Yield Adjusted	4.68%
Weighted Average Remaining Term	24.45

Delinquent Receivables:
Past Due 31-60 days	2,513,259.10	206
Past Due 61-90 days	645,724.58	53
Past Due 91-120 days	165,255.24	13
Past Due 121+ days	0.00	0
Total	3,324,238.92	272

Total 31+ Delinquent as % Ending Pool Balance	3.08%

Recoveries	127,156.07

Aggregate Net Losses/(Gains) - November 2017	78,327.54

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.81%
Prior Net Losses Ratio	1.37%
Second Prior Net Losses Ratio	0.88%
Third Prior Net Losses Ratio	0.99%
Four Month Average	1.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.44%

Flow of Funds	$ Amount

Collections	7,580,530.97
Advances	1,474.47
Investment Earnings on Cash Accounts	8,294.44
Servicing Fee	(96,889.66)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,493,410.22

Distributions of Available Funds
(1) Class A Interest	113,181.08
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,200,233.45
(7) Distribution to Certificateholders	153,280.69
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,493,410.22

Servicing Fee	96,889.66
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 11/15/17	106,579,476.63
Principal Paid	7,200,233.45
Note Balance @ 12/15/17	99,379,243.18

Class A-1
Note Balance @ 11/15/17	0.00
Principal Paid	0.00
Note Balance @ 12/15/17	0.00
Note Factor @ 12/15/17	0.0000000%

Class A-2
Note Balance @ 11/15/17	0.00
Principal Paid	0.00
Note Balance @ 12/15/17	0.00
Note Factor @ 12/15/17	0.0000000%

Class A-3
Note Balance @ 11/15/17	0.00
Principal Paid	0.00
Note Balance @ 12/15/17	0.00
Note Factor @ 12/15/17	0.0000000%

Class A-4
Note Balance @ 11/15/17	88,769,476.63
Principal Paid	7,200,233.45
Note Balance @ 12/15/17	81,569,243.18
Note Factor @ 12/15/17	79.7041657%

Class B
Note Balance @ 11/15/17	17,810,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	17,810,000.00
Note Factor @ 12/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	139,896.08
Total Principal Paid	7,200,233.45
Total Paid	7,340,129.53

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.53000%
Interest Paid	113,181.08
Principal Paid	7,200,233.45
Total Paid to A-4 Holders	7,313,414.53

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1647484
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.4793422
Total Distribution Amount	8.6440906

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.1059320
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	70.3560040
Total A-4 Distribution Amount	71.4619360

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/17	24,441.21
Balance as of 11/30/17	25,915.68
Change	1,474.47

Reserve Account
Balance as of 11/15/17	2,171,744.40
Investment Earnings	1,874.94
Investment Earnings Paid	(1,874.94)
Deposit/(Withdrawal)	-
Balance as of 12/15/17	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40